GMO High Yield Fund Average Annual Total Returns		12 Months Ended	33 Months Ended	60 Months Ended	90 Months Ended	120 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class VI
Prospectus [Line Items]
Average Annual Return, Percent		9.39%		5.19%	5.93%
Performance Inception Date	Jun. 25, 2018
Class VI | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.98%		1.54%	2.71%
Class VI | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.55%		2.33%	3.12%
Class VI | Markit iBoxx USD Liquid High Yield Index (Fund benchmark) (returns reflect no deduction for fees, expenses, or taxes, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.83%		4.34%	5.07%
Class VI | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%		(0.36%)	2.10%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		9.27%	9.19%
Performance Inception Date	Apr. 13, 2023
Class I | Markit iBoxx USD Liquid High Yield Index (Fund benchmark) (returns reflect no deduction for fees, expenses, or taxes, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.83%	9.18%
Class I | Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	3.86%